Earnings/(loss) per share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings/(loss) per share	Earnings/(loss) per share
The computation of EPS/LPS is based on the weighted average number of Shares outstanding during the period. Diluted EPS/LPS includes the effect of the assumed conversion of potentially dilutive instruments. There were no dilutive instruments in the Predecessor period, but the issuance of the convertible note in the Successor period and share based compensation are dilutive as the Company was in a profit-making position. Refer to Note 20 – "Debt", for details.
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021

Net income/(loss) from continuing operations	300	(73)	3,739	(572)
Income/(loss) after tax from discontinued operations	—	274	(33)	(15)
Net income/(loss) available to stockholders	300	201	3,706	(587)
Effect of dilution - interest on unsecured senior convertible bond (Note 11)	5	3	—	—
Diluted net income/(loss) available to stockholders	305	204	3,706	(587)
The components of the denominator for the calculation of basic and diluted EPS/LPS are as follows:

	Successor		Predecessor
(In millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Basic earnings per share:
Weighted average number of common shares outstanding(1)	71	50	100	100
Diluted earnings per share:
Effect of dilution	3	3	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	74	53	100	100
(1) Weighted average number of common shares outstanding in the year 2023 excludes Treasury shares repurchased and shares retired during the period. Please refer to Note 23 – "Common Shares" for details on Shares repurchased.
The basic and diluted EPS/LPS are as follows:

	Successor		Predecessor
(In $)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Basic EPS/(LPS): continuing operations	4.23	(1.46)	37.25	(5.70)
Diluted EPS/(LPS): continuing operations	4.12	(1.46)	37.25	(5.70)
Basic EPS/(LPS)	4.23	4.02	36.92	(5.85)
Diluted EPS/(LPS)	4.12	3.88	36.92	(5.85)
ASC 260 ‘Earnings per Share’ requires the presentation of diluted earnings per share where a company could be called upon to issue shares that would decrease net earnings per share. In periods where losses are reported, the effect of including potentially dilutive instruments in the calculation would result in a reduction in loss per share, which is anti-dilutive. Under these circumstances, these instruments are not included in the calculation due to their anti-dilutive effect and as a result the basic and diluted loss per share are equal.